Guarantees granted, commitments and contingent liabilities (Details) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€) vehicle	Dec. 31, 2018 EUR (€) vehicle	Dec. 31, 2018 USD ($) vehicle
Disclosure of contingent liabilities [line items]
Contractual commitments for acquisition of intangible assets | €	€ 800
Charge recognized for U.S. diesel emission matters | €		€ 748
Charge recognized for U.S. diesel emission matters, civil claims accrual | €		€ 350
Charge recognized for U.S. diesel emission matters, average price per vehicle | $			$ 2,800
Korean Ministry of Environment estimate of number of vehicles		2,400	2,400
Emissions matter - tigershark engine number of vehicles	1,000,000
Emissions matter - tigershark engine number of vehicles sold in the U.S.	1,600,000
U.S. import duties, historic rate for Ram ProMaster City vehicles	2.50%
U.S. import duties, rate for Cargo Vans	25.00%
Charge for U.S. diesel emission matters, estimate number of eligible vehicles		3,200	3,200